Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Income Tax	Income Tax
Due to the Company’s early stage of development, it is not probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, deferred tax assets are recognized up to deferred tax liabilities.
Temporary differences mainly result from leases, provision for defined benefit obligation and tax losses carryforwards.
As of December 31, 2020, the accumulated tax losses carryforwards of Innate Pharma SA were €287,739 thousand with no expiration date (€219,563 and €231,167 thousand as of December 31, 2018 and 2019). As of December 31, 2020, the accumulated tax losses carryforwards of Innate Pharma Inc. was €11,955 thousand, or $14,670 thousand, (€493 thousand, or $564 thousand and €5,098 thousand, or $5,727 thousand as of December 31, 2018 and 2019, respectively), with a 20-year period expiration.
For the financial year 2018, the Company opted for the carry back mechanism which gave rise to a €333 thousand tax credit.
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Net income (loss) before tax	3,049	(20,759)	(63,984)
Statutory tax rate	33.33%	31.00%	28.00%
Income tax benefit / (expense) calculated at statutory tax rate	(1,016)	6,435	17,916
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	—	137	128
Research tax credit	4,500	5,021	3,961
Provision for defined benefit obligations	(359)	(20)	(117)
Share-based compensation	(902)	(1,186)	(693)
Revenue from collaboration agreements	(1,830)	(5,251)	8,824
Non-recognition of deferred tax assets related to tax losses and temporary differences	(214)	(5,136)	(15,746)
Carry-back	333	—	—
Impact linked to intra-group merger operations	—	—	(16,288)
Impact linked to the exercise of a real estate leasing option	—	—	(1,103)
Others differences	(179)	—	3,118
Income tax benefit / (expense) (a)	333	—	—
Effective tax rate	0.93%	0.00%	0%
Deffered tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	333	—	—